Non-Current Assets - Right-of-Use Assets	12 Months Ended
Dec. 31, 2024
Non-Current Assets - Right-of-Use Assets [Abstract]
Non-current assets - right-of-use assets

Note 15. Non-current assets - right-of-use assets

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Land and buildings - right-of-use	188,570	379,523
Motor vehicles - right-of-use	44,298	80,777
	232,868	460,300

Additions to the right-of-use assets during the financial year were $nil (2023: $451,732).

The Company leases land and buildings for its offices in Israel under agreements for 5 years, starting February 1, 2019, and in some cases, options to extend for three additional consecutive periods, each for 24 months. On renewal, the terms of the leases are renegotiated. On November 1, 2023, the Company renewed the terms of the extended lease for a period of additional 24 months.

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Land and	Motor
	Buildings	Vehicle	Total
Consolidated	$	$	$

Balance at January 1, 2023	172,881	117,157	290,038
Additions	356,444	95,288	451,732
Early return of leased cars	-	(69,027)	(69,027)
Depreciation expense	(149,802)	(62,641)	(212,443)

Balance at December 31, 2023	379,523	80,777	460,300
Depreciation expense	(190,953)	(36,479)	(227,432)

Balance at December 31, 2024	188,570	44,298	232,868

Accounting policy for right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the company expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.